Business Acquisitions - Additional Information (Detail) - LCP Edge Intermediate, Inc. [Member] - Consulting Room [Member] - USD ($) $ in Millions		12 Months Ended
	Sep. 27, 2019	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Consideration transferred amount	$ 2.9
Business combination, deferred payment	$ 0.9
Business combination, cost related to transaction			$ 0.2
Intangible assets consist of customer relationships with weighted average amortization period		4 years